UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build

America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.0%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/35	$10,000	$10,360,400
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (a)	25,000	27,546,750

		37,907,150
California — 32.4%
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	18,233,056
Series S-3, 6.91%, 10/01/50	14,000	19,243,980
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (a)	18,145	23,012,578
City of San Francisco Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (a)	21,255	25,758,934
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	10,445,200
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (a)	13,300	16,453,829
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	6,691,150
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	15,413,129
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	13,506,500
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40 (a)	37,500	41,020,125
7.00%, 7/01/41	17,225	19,365,895
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (a)	12,000	13,697,400
Municipal Bonds	Par (000)	Value
California (concluded)
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	$7,500	$8,450,625
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (a)	20,000	21,507,600
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40	11,000	12,336,720
San Diego County Regional Airport Authority, RB, Series B, 5.59%, 7/01/43	5,000	5,266,750
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	34,542,489
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed, 7.13%, 6/01/32	1,615	1,514,547
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	9,035	12,859,877
7.63%, 3/01/40 (a)	8,950	12,652,973
7.60%, 11/01/40	15,000	21,523,800
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	28,908,000
6.30%, 5/15/50	27,010	30,711,180

		413,116,337
Colorado — 3.6%
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	7,459,200
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40	28,000	32,765,600
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,555,700

		45,780,500
Connecticut — 1.1%
Town of Stratford Connecticut, GO, 6.00%, 8/15/38	12,000	13,589,640

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia — 2.3%
Metropolitan Washington Airports Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	$10,750	$13,601,867
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	16,329,000

		29,930,867
Florida — 2.5%
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	27,036,250
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,650,015
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,740,975

		31,427,240
Georgia — 5.6%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57 (a)	32,084	37,345,134
6.66%, 4/01/57	20,665	23,770,330
7.06%, 4/01/57	10,000	10,997,700

		72,113,164
Hawaii — 2.6%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40	30,500	32,765,845
Illinois — 21.2%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	15,000	15,241,200
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	18,010,149
Series A, 6.90%, 12/01/40 (a)	4,075	4,912,249
Series B, 6.90%, 12/01/40	4,900	5,906,754
City of Chicago Illinois, GO, Build America Bonds:
Recovery Zone, Series D, 6.26%, 1/01/40	27,180	27,506,432
Series B, 7.52%, 1/01/40	12,665	14,079,427
Municipal Bonds	Par (000)	Value
District of Columbia — 2.3%
Illinois (concluded)
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38(a)	$30,110	$32,666,038
6.40%, 1/01/40	1,500	1,825,440
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (a)	36,000	41,861,520
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	18,008,420
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (a)	17,900	20,110,471
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,535,000
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35	15,000	17,048,100
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	5,918,200
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35	34,295	41,319,645

		269,949,045
Indiana — 2.6%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	9,296,246
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	22,290	23,919,622

		33,215,868
Iowa — 0.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	6,595	6,592,428
Kentucky — 1.7%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (b)	9,400	10,351,468

2	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	$10,000	$11,300,400

		21,651,868
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	1,000	1,008,620
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40 (a)	5,000	6,043,950
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	12,626,880

		18,670,830
Michigan — 1.4%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	9,800,300
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,204,660
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,384,660

		18,389,620
Minnesota — 1.1%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	8,504,000
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,230,400

		14,734,400
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Desoto County Highway Construction Project, Series B, 6.41%, 1/01/40	5,000	5,924,600
Municipal Bonds	Par (000)	Value
Missouri — 1.7%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	$11,000	$13,250,600
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41 (a)	7,000	8,754,130

		22,004,730
Nevada — 1.3%
County of Clark Nevada, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	10,994,600
Series C, 6.82%, 7/01/45 (a)	2,000	2,661,600
Las Vegas Valley Water District Nevada, GO, Limited Tax, Build America Bonds, Series C, 7.01%, 6/01/39	2,265	2,483,822

		16,140,022
New Jersey — 15.0%
County of Camden New Jersey Improvement Authority, RB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,830,550
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	16,546,800
Series A (NPFGC), 7.43%, 2/15/29	20,974	26,877,971
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	19,800	19,813,464
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	46,794,200
Series F, 7.41%, 1/01/40	6,790	9,653,818
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	9,451,235
Series C, 5.75%, 12/15/28	5,000	5,806,600
Series C, 6.10%, 12/15/28 (a)	42,500	47,238,750

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	$3,215	$3,627,903

		191,641,291
New York — 14.7%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31	15,000	16,493,400
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	6,983,550
City of New York, New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (a)	25,000	26,832,750
Series CC, 6.28%, 6/15/42 (a)	20,000	22,105,200
Series EE, 6.49%, 6/15/42	2,000	2,218,880
Series GG, 6.12%, 6/15/42	2,445	2,664,903
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured (a):
Sub-Series B-1, 5.57%, 11/01/38	19,000	22,507,400
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,450,117
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	2,873,724
Series C, 7.34%, 11/15/39 (a)	13,245	18,841,807
Series C-1, 6.69%, 11/15/40	13,000	16,849,820
Port Authority of New York & New Jersey, RB, Construction, 182nd Series, 5.31%, 8/01/46	14,500	15,171,930
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40 (a)	15,000	17,347,650

		187,341,131
Ohio — 6.1%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	13,885,300
Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (a)	$30,365	$37,161,598
County of Hamilton Ohio, RB, Sewer System, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,912,870
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (a)	10,055	10,849,948
Princeton City School District, GO, Refunding, Build America Bonds, Series C, 6.09%, 12/01/40 (a)	7,340	7,543,538

		77,353,254
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	3,939,320
Pennsylvania — 1.1%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	12,250	13,686,803
South Carolina — 1.2%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	12,500	15,740,500
Tennessee — 3.6%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	35,105	43,280,603
Series B, 6.73%, 7/01/43	2,500	3,074,275

		46,354,878
Texas — 9.9%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,033,100
City of San Antonio Texas, RB, Build America Bonds, Series A, 6.17%, 2/01/41	19,000	20,953,010

4	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of San Antonio Texas, Refunding RB, Build America Bonds, Junior Lien, Series B, 6.31%, 2/01/37 (a)	$35,000	$38,884,300
County of Bexar Texas Hospital District, GO, Build America Bonds, Series B, 5.41%, 2/15/40 (a)	20,000	20,899,800
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,634,640
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	2,777,475
Katy ISD Texas, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 2/15/41 (a)	5,000	5,525,300
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,144,200

		125,851,825
Utah — 3.2%
County of Utah Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	12,999,116
Utah Transit Authority, RB, Build America Bond, Subordinated, 5.71%, 6/15/40	26,405	28,178,888

		41,178,004
Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	5,865	6,360,299
Municipal Bonds	Par (000)	Value
Washington — 1.9%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	$5,000	$5,674,000
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	18,518,059

		24,192,059
Total Long-Term Investments (Cost — $1,636,202,827) — 144.2%		1,838,552,138

Short-Term Securities — 0.4%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	5,110,737	5,110,737
Total Short-Term Securities (Cost — $5,110,737) — 0.4%		5,110,737
Total Investments (Cost — $1,641,313,564*) — 144.6%		1,843,662,875
Liabilities in Excess of Other Assets — (44.6)%		(568,639,305)

Net Assets — 100.0%		$1,275,023,570

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,641,313,564

Gross unrealized appreciation	$205,524,510
Gross unrealized depreciation	(3,175,199)

Net unrealized appreciation	$202,349,311

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,496,512	2,614,225	5,110,737	$3,117

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Reverse repurchase agreements outstanding as of April 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.50%	2/28/13	Open	$10,331,513	$10,392,784
Barclays Capital, Inc.	0.50%	4/02/13	Open	20,671,875	20,784,709
Barclays Capital, Inc.	0.50%	4/02/13	Open	25,537,500	25,676,892
Barclays Capital, Inc.	0.50%	4/02/13	Open	5,152,500	5,180,624
Barclays Capital, Inc.	0.50%	4/02/13	Open	10,417,500	10,474,362
Barclays Capital, Inc.	0.50%	4/02/13	Open	8,662,500	8,709,783
Barclays Capital, Inc.	0.50%	4/02/13	Open	28,059,615	28,212,774
Barclays Capital, Inc.	0.50%	4/02/13	Open	20,565,000	20,677,251
Barclays Capital, Inc.	0.50%	4/02/13	Open	10,035,000	10,089,774
Credit Suisse Securities (USA) LLC	0.50%	4/30/13	Open	18,410,550	18,504,137
Credit Suisse Securities (USA) LLC	0.50%	5/23/13	Open	4,055,000	4,074,318
Credit Suisse Securities (USA) LLC	0.50%	11/25/13	Open	7,238,375	7,254,159
Credit Suisse Securities (USA) LLC	0.50%	11/29/13	Open	6,510,000	6,523,834
Deutsche Bank Securities, Inc.	0.20%	12/27/13	Open	24,121,000	24,137,349
Deutsche Bank Securities, Inc.	0.50%	12/27/13	Open	23,295,000	23,334,472
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	33,882,000	33,945,152
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	27,838,000	27,889,887
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	4,191,000	4,198,811
RBC Capital Markets LLC	0.50%	1/30/14	Open	19,278,000	19,302,365
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	19,825,000	19,846,752
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	23,141,000	23,166,391
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	14,758,000	14,774,193
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	5,437,000	5,442,966
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	15,468,000	15,484,972
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	12,315,000	12,328,512
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	2,350,000	2,352,578
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	14,718,000	14,734,149
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	25,470,000	25,497,946
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	36,703,000	36,743,271
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	34,825,000	34,863,211

6	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•	Reverse repurchase agreements outstanding as of April 30, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	$9,587,000	$9,597,519
Credit Suisse Securities (USA) LLC	0.50%	2/10/14	Open	19,973,000	19,994,915
RBC Capital Markets LLC	0.50%	2/11/14	Open	16,520,000	16,538,126
RBC Capital Markets LLC	0.50%	3/31/14	Open	11,254,625	11,259,471
Barclays Capital, Inc.	0.50%	4/17/14	Open	14,334,000	14,335,991
Barclays Capital, Inc.	0.55%	4/17/14	Open	24,131,000	24,134,687
Total				$609,061,553	$610,459,087

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(400)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$49,768,750	$(69,230)
(1,845)	U.S. Treasury Long Bond	Chicago Board of Trade	June 2014	$248,959,688	(2,251,269)
Total					$(2,320,499)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014	7

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,838,552,138	—	$1,838,552,138
Short-Term Securities	$5,110,737	—	—	5,110,737

Total	$5,110,737	$1,838,552,138	—	$1,843,662,875

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(2,320,499)	—	—	$(2,320,499)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount or face value, including accrued interest, for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$248,854	—	—	$248,854
Cash pledged for financial futures contracts	4,615,000	—	—	4,615,000
Liabilities:
Reverse repurchase agreements	—	$(610,459,087)	—	(610,459,087)

Total	$4,863,854	$(610,459,087)	—	$(605,595,233)

There were no transfers between levels during the period ended April 30, 2014.

8	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: June 23, 2014